SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended			84 Months Ended	90 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended									6 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2012 Note Issue One [Member] Unsecured Notes Payable [Member] Milestone Enhanced Fund Ltd [Member]	Jun. 05, 2012 Note Issue One [Member] Unsecured Notes Payable [Member] Milestone Enhanced Fund Ltd [Member]	Jun. 05, 2008 Note Issue One [Member] Unsecured Notes Payable [Member] Milestone Enhanced Fund Ltd [Member]	Jun. 30, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Mar. 23, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 02, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 20, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 08, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2005 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Jun. 30, 2011 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Jun. 30, 2008 Common Stock [Member]	Jun. 30, 2006 Common Stock [Member]	Jun. 30, 2012 Subsequent Event [Member]	Apr. 16, 2013 Subsequent Event [Member] ha	Mar. 31, 2013 Subsequent Event [Member]	Mar. 18, 2013 Subsequent Event [Member]	Dec. 31, 2012 MIZ [Member]	Dec. 31, 2011 MIZ [Member]	Aug. 31, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2011 POSCO Canada Ltd. [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Unit Warrant [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Unit Warrant [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member] Bonus Warrant [Member]
Subsequent Event [Line Items]
Units Sold Number																																							62,499,938		62,499,938
Units sold value																																							$ 9,999,990		$ 10,000,000
Units Sold Description																																					each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.			each "Unit" consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.
Purchase Price Per Unit																																										$ 0.21
Purchase Price Per Unit Reduced																																										$ 0.16
Warrant Exercise Price	0.23			0.23		0.37	0.35	0.66	0.37	0.23																																	0.40	0.15
Warrants Exercise Price Reduced																																										$ 0.21
Conditions Triggering Issuance Of Additional Shares

the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing

																																								the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing.
Warrant modification expense				(171,150)			1,068,320		1,068,320	(1,239,470)																					219,322
Obligations Settled																															390,326
Stock issued for cash, shares				5,825,761																					71,052,672		23,920,071	18,000,000	2,631,595	47,368,454	5,825,761
Obligation Price Per Common Share				$ 0.067																											$ 0.067
Debt Instrument, Maturity Date											Jun. 05, 2010			Apr. 30, 2012			Apr. 30, 2012			May 21, 2012			Jun. 22, 2012
Shares issued and held in escrow, subject to vesting requirements	1,700,000			1,700,000						1,700,000
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units, shares																										300,000	500,000
Allocated Share-based Compensation Expense						121,210	283,759																												20,700	60,615		114,420
Stock option price on grant date		$ 0.07						$ 0.46
Debt instrument, face amount												50,000	50,000		300,000			100,000			250,000			500,000
Debt Instrument, Interest Rate, Stated Percentage												8.00%	8.00%		15.00%			15.00%			15.00%			25.00%
Interest				280,889		5,792			5,792	286,681
Debt Instrument, Penalty Rate															2.00%			2.00%			2.00%
Debt Instrument, Accrued Interest and Penalties														8,375		0	3,148		0	7,842		0
Minimum trust amount																																		5,000,000
Transaction shares, shares owned																																		250
Voting threshhold percentage																																		50.00%
Common stock subject to rescission																																	3,041
Purchase agreement, seller fees																																7,300,000
Purchase agreement, seller fees paid																																2,000,000
Purchase agreement, seller fees due in 90 days																																2,000,000
Purchase agreement, seller fees due in 180 days																																1,800,000
Purchase agreement, seller fees due annually																																$ 100,000
Area of real estate space																																1,888